Description of the Plan (Details) - EBP 009	12 Months Ended
	Dec. 31, 2025 USD ($) note year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant contribution, maximum percentage of eligible earnings	75.00%
Plan participant, automatic contribution rate	6.00%
Employer contribution matching percentage	100.00%
Employer contribution match, percentage of participants contribution	6.00%
Employer contribution maximum vesting age | year	55
Forfeitures used to reduce Employer contributions	$ 345,000
Forfeitures used to pay administrative expenses	211,192
Unallocated forfeitures	78,234	$ 46,846
Notes receivable from participants, minimum borrowing amount	$ 500
Notes receivable from participants, maximum borrowing as a percentage of total vested account balance	50.00%
Notes receivable from participants, maximum borrowing amount	$ 50,000
Note receivable from participant maximum borrowing reduction for outstanding loans, period	12 months
Notes receivable from participants, origination fee	$ 50
Notes receivable from participants, primary residence, maximum borrowing term	20 years
Note receivable from participant, maximum number of notes outstanding per participant | note	2
Involuntary cash-out limit	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Notes receivable from participants, general loan, borrowing term	1 year
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Notes receivable from participants, general loan, borrowing term	5 years
Participant loan, interest rate	9.50%
EBP., Employer Core Contribution
EBP, Description of Plan [Line Items]
Employer core contribution percentage	0.04
Employer contribution vesting service period	2 years